BUSINESS CONCENTRATIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Business Concentrations
BUSINESS CONCENTRATIONS

NOTE 13 - BUSINESS CONCENTRATIONS

The Company purchases its products from several suppliers with approximately 65% and 97% of its purchases from one supplier for the nine months ended September 30, 2012 and 2011, respectively.

NOTE L - BUSINESS CONCENTRATIONS

The Company purchases its products from several suppliers with approximately 95% and 93% coming from one supplier for the years ended December 31, 2011 and 2010, respectively.